SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves, And Other Equity Interest [Abstract]
Disclosure of classes of share capital

	2019		2018
	Shares (millions)	Amount (US $ millions)	Shares (millions)	Amount (US $ millions)
Common shares outstanding, beginning of year	81.7	$1,280	86.4	$1,350
Issuance of common shares upon exercise of options and Dividend Reinvestment Plan(1)	—	1	0.5	11
Shares repurchased and cancelled in the year	(0.2)	(3)	(3.6)	(57)
Reverse accrual for shares repurchased and/or cancelled in 2019	1.6	24	—	—
Shares repurchased in 2018 and cancelled in 2019	(0.2)	(2)	(0.2)	(2)
Shares repurchased and cancelled under ASPP in 2019	(1.4)	(22)	(1.4)	(22)
Common shares outstanding, end of year	81.5	$1,278	81.7	$1,280

Disclosure of number and weighted average exercise prices of share options

	2019		2018
	Options (millions)	Weighted Average Exercise Price (C $)	Options (millions)	Weighted Average Exercise Price (C $)
Balance, beginning of year	1.6	$31.02	1.4	$27.23
Options granted	0.2	37.80	0.5	40.33
Options exercised(1)	—	19.38	(0.3)	19.83
Options forfeited	(0.1)	35.64	—	—
Balance, end of year	1.7	$32.09	1.6	$31.02
Exercisable at year-end	0.9	$27.10	0.6	$23.84

Disclosure of significant assumptions used to estimate fair value of options granted
The table below outlines the significant assumptions used during the year to estimate the fair value of options granted:

	2019	2018
Risk-free interest rate	1.6%	2.3%
Expected volatility	30%	30%
Dividend yield	2.1%	6.0%
Expected option life (years)	5	5
Share price (in Canadian dollars)	$37.37	$39.40
Exercise price (in Canadian dollars)	$37.80	$40.33
Weighted average fair value per option granted (in Canadian dollars)	$5.98	$4.03

Disclosure of range of exercise prices of outstanding share options
The following table summarizes the weighted average exercise prices and the weighted average remaining contractual life of the stock options outstanding at December 31, 2019:

		Options Outstanding		Options Exercisable
Range of Exercise Prices (C $)	Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C $)	Options	Weighted Average Exercise Price (C $)
$5.01–$10.00	52,000	2.09	$9.96	52,000	$9.96
$10.01–$15.00	85,710	0.97	14.45	85,710	14.45
$15.01–$20.00	58,210	0.34	17.89	58,210	17.89
$20.01–$25.00	8,107	4.45	21.44	8,107	21.44
$25.01–$30.00	362,000	5.58	27.13	274,000	27.10
$30.01–$35.00	396,696	5.29	32.48	288,696	31.55
$35.01–$45.00	545,000	9.29	37.08	63,000	36.56
$45.01–$50.00	175,000	8.11	46.35	35,000	46.35
	1,682,723	6.45	$32.09	864,723	$27.10

Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes the weighted average exercise prices and the weighted average remaining contractual life of the stock options outstanding at December 31, 2019:

		Options Outstanding		Options Exercisable
Range of Exercise Prices (C $)	Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C $)	Options	Weighted Average Exercise Price (C $)
$5.01–$10.00	52,000	2.09	$9.96	52,000	$9.96
$10.01–$15.00	85,710	0.97	14.45	85,710	14.45
$15.01–$20.00	58,210	0.34	17.89	58,210	17.89
$20.01–$25.00	8,107	4.45	21.44	8,107	21.44
$25.01–$30.00	362,000	5.58	27.13	274,000	27.10
$30.01–$35.00	396,696	5.29	32.48	288,696	31.55
$35.01–$45.00	545,000	9.29	37.08	63,000	36.56
$45.01–$50.00	175,000	8.11	46.35	35,000	46.35
	1,682,723	6.45	$32.09	864,723	$27.10

Disclosure of accumulated other comprehensive income (loss)

(US $ millions)	Dec 31, 2019	Dec 31, 2018
Foreign currency translation loss on investment in foreign operations, net of tax of $(4) (December 31, 2018 – $(5))	$(145)	$(159)
Net loss on hedge of net investment in foreign operations, net of tax of $3 (December 31, 2018 – $3)(1)	(8)	(8)
Actuarial loss on defined benefit pension obligations, net of tax of $9 (December 31, 2018 – $9)	(30)	(30)
Accumulated other comprehensive loss, net of tax	$(183)	$(197)

(1)	No net investment hedges were entered into during 2019 and 2018.